Interests in Other Entities	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Interests in Other Entities
19. INTERESTS IN OTHER ENTITIES

		Group
	2021	2020
	£m	£m
Joint Ventures	201	172
	201	172
The Santander UK group consists of a parent company, Santander UK Group Holdings plc, incorporated and domiciled in the UK and a number of subsidiaries and joint ventures held directly and indirectly by it.
a) Interests in subsidiaries
The Company holds directly or indirectly 100% of the issued ordinary share capital of its principal subsidiaries. All companies operate principally in their country of incorporation or registration. SFS has branch offices in Jersey and the Isle of Man.
Subsidiaries with significant non-controlling interests
The only subsidiary with significant non-controlling interests was PSA Finance UK Limited (PSA), which operates in the UK.On 30 July 2021, Santander UK through Santander Consumer (UK) plc sold its entire 50% shareholding in PSA to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA, the auto finance arm of Group PSA Peugeot Citroën. The impact of the sale was to derecognise total assets of £3.2bn, total liabilities of £2.9bn and a non-controlling interest of £0.15bn. No material gain or loss arose on sale. In 2021, until the date of sale, and 2020, the proportion of ownership interests and voting rights held by non-controlling interests was 50%.

	2021	2020
	£m	£m
Profit attributable to non-controlling interests	—	19
Accumulated non-controlling interests of the subsidiary	—	162
Dividends paid to non-controlling interests	—	15
Summarised financial information:
Total assets	—	3,451
Total liabilities	—	3,127
Profit for the year	—	38
Total comprehensive income for the year	—	33

Interests in consolidated structured entities
Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidates these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 14 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by Santander UK are described below. All the external assets and liabilities in these entities are included in the financial statements and in relevant Notes. Other than as set out below, no significant judgements were required with respect to control or significant influence.
Motor Securities 2018-1 Designated Activity Company (Motor 2018)
Motor 2018 is a credit protection entity, and a Designated Activity Company limited by shares, incorporated in Ireland. It has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entity sells credit protection to Santander UK in respect of the referenced loans and, in return for a fee, is liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans. Motor 2018 is consolidated as Santander UK holds a variable interest by retaining the junior tranche of notes issued by the entity.
b) Interests in joint ventures
Santander UK does not have any individually material interests in joint ventures. As set out in the accounting policies in Note 1, interests in joint ventures are accounted for using the equity method. In 2021, Santander UK’s share in the profit after tax of its joint ventures was £22m (2020: £20m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2021, the carrying amount of Santander UK’s interest was £201m (2020: £172m). At 31 December 2021 and 2020, the joint ventures had no commitments and contingent liabilities.
c) Interests in unconsolidated structured entities
Structured entities sponsored by the Santander UK group
Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows.
i) Santander (UK) Common Investment Fund
The Santander (UK) Common Investment Fund (the Fund) is a common investment fund that was established to hold the assets of the Santander (UK) Group Pension Scheme. The Fund is not consolidated by Santander UK, but its assets of £14,100m (2020: £13,553m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. For more on the Fund, see Note 30. As the Fund holds the assets of the pension scheme, it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is the carrying amount of the assets held.
ii) Credit protection entities
Santander UK has established three (2020: three) unconsolidated credit protection entities, which are Designated Activity Companies limited by shares, incorporated in Ireland. Each entity has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans. Senior credit linked notes, which amounted to £1,184m (2020: £2,160m), are issued to, and held by, Santander UK. Junior credit linked notes, which amounted to £619m (2020: £678m), are all held by third party investors and suffer the first losses incurred in the referenced portfolios. Funds raised by the sale of the credit linked notes are deposited with Santander UK as collateral for the credit protection.
The senior credit linked notes, along with the deposits and associated guarantees, are presented on a net basis, to reflect a legal right of set-off between the principal amounts of senior notes and the cash deposits. Deposits and associated guarantees in respect of the junior credit linked notes are included in ‘Deposits by customers’ (see Note 23). The entities are not consolidated by Santander UK because the third-party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities. No assets are transferred to, or income received from, these entities. Since the credit linked notes (including those held by Santander UK) are fully cash collateralised, Santander UK’s maximum exposure to loss is equal to any unamortised fees paid to the entities in connection with the credit protection outlined above.
Structured entities not sponsored by the Santander UK group
Santander UK also has interests in structured entities which it does not sponsor or control. These consist of holdings of mortgage and other asset backed securities issued by entities that were established and/or sponsored by other unrelated financial institutions. These securities comprise the asset backed securities included in Note 17. Management has concluded that the Santander UK group has no control or significant influence over these entities and that the carrying value of the interests held in these entities represents the maximum exposure to loss.